Platform Development	12 Months Ended
Dec. 31, 2020
Platform Development
Platform Development

8. Platform Development

Platform development costs are summarized as follows:

	As of December 31,
	2020	2019
Platform development	$16,027,428	$10,678,692
Less accumulated amortization	(8,671,820)	(4,785,973)
Net platform development	$7,355,608	$5,892,719

A summary of platform development activity for the years ended December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019
Platform development beginning of year	$10,678,692	$6,833,900
Payroll-based costs capitalized during the year	3,750,541	2,537,402
Total capitalized costs	14,429,233	9,371,302
Stock-based compensation	1,608,995	1,307,390
Dispositions during the year	(10,800)	-
Platform development end of year	$16,027,428	$10,678,692

Amortization expense for platform development for the years ended December 31, 2020 and 2019, was $3,890,966 and $2,660,029, respectively, is included within cost of revenues on the consolidated statements of operations.